FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Rating (Details) - Financial risks management - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial assets	R$ 30,243,784	R$ 14,246,133
Financial liabilities	98,194,489	89,230,831
Total	67,950,705	74,984,698
Amortized cost
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities	90,299,961	81,113,431
Amortized cost | Trade accounts payable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities	3,288,897	2,361,098
Amortized cost | Loans, financing and debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities	79,628,629	72,899,882
Amortized cost | Lease liabilities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities	5,893,194	5,191,760
Amortized cost | Liabilities for asset acquisition and associates
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities	405,952	502,228
Amortized cost | Dividends payable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities	919,073	6,232
Amortized cost | Other liabilities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities	164,216	152,231
Fair value through profit or loss
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities	7,894,528	8,117,400
Fair value through profit or loss | Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities	7,894,528	8,117,400
Amortized cost
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial assets	21,014,957	10,481,518
Amortized cost | Cash and cash equivalents
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial assets	13,590,776	6,835,057
Amortized cost | Trade accounts receivable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial assets	6,531,465	2,915,206
Amortized cost | Dividends receivable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial assets	6,604	7,633
Amortized cost | Other assets
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial assets	886,112	723,622
Fair value through other comprehensive income
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial assets	28,358	26,338
Fair value through other comprehensive income | Other investments | CelluForce Inc.
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial assets	28,358	26,338
Fair value through profit or loss
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial assets	9,200,469	3,738,277
Fair value through profit or loss | Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial assets	1,442,140	1,341,420
Fair value through profit or loss | Marketable securities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial assets	R$ 7,758,329	R$ 2,396,857